Accounts Receivable and Other	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2018	2017
Trade accounts receivable, gross	$456,308	$509,250

Reserves for sales deductions:
Chargebacks	(116,632)	(112,071)
Other sales deductions	(81,677)	(109,411)
Customer rebates	(51,296)	(83,472)
Allowance for doubtful accounts	(248)	(372)
Trade accounts receivable, net	$206,455	$203,924

b.	Other receivables and prepaid expenses:

	March 31,
	2018	2017
Government authorities	$102,008	$112,301
Due from related parties	8,239	2,927
Prepaid expenses	6,252	8,824
Interest receivable	3,314	5,266
Advances to suppliers	1,455	3,410
Deferred income taxes	—	132,064
Other	1,697	1,488
	$122,965	$266,280